Accounts Receivable, Net - Schedule of Due Date Accounts Receivable – Non-Current (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	$ 517,810	$ 670,146
1-2 years [Member]
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	336,519	448,845
2-3 years [Member]
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	56,542	211,226
3-4 years [Member]
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	4,568	10,075
>4 years [Member]
Schedule of Due Date Accounts Receivable – Non-Current [Line Items]
Total accounts receivable – non-current	$ 120,181